Advanced Received, Accrued Expenses and Other Payables - Schedule of Advanced Received, Accrued Expenses and Other Payables (Details) - USD ($)	May 31, 2020	May 31, 2019
Payables and Accruals [Abstract]
Accrued expenses	$ 66,934	$ 1,431
Advanced received	2,185,552
Other payables	1,483,194
Total	$ 3,735,680	$ 1,431